Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Debt

7. Debt

Notes Payable to Vendors

On June 30, 2016, the Company issued promissory notes in an aggregate principal amount of approximately $1.2 million to certain claimants in accordance with the Plan. The notes are unsecured, bear interest at 10% per annum and became due and payable in full, including principal and accrued interest on June 30, 2019. In July and August, 2019, following the receipt of proceeds from the 2019 Bridge Notes, the Company used approximately $0.5 million of the proceeds to retire a portion of these notes, including accrued interest. After giving effect to these payments, the aggregate principal amount and accrued but unpaid interest on these notes approximates $1.1 million as of September 30, 2019. As of September 30, 2019 and December 31, 2018, the Company has accrued $0.4 million and $0.3 million in interest related to these promissory notes, respectively. The outstanding principal amount and accrued but unpaid interest on these notes is currently payable to the respective holders without demand, notice or declaration, and the holders, without demand or notice of any kind, may exercise any and all other rights and remedies available to them under the notes, the Plan, at law or in equity. We do not have sufficient funds to repay the principal and accrued but unpaid interest on these notes in their entirety. See Part II, Item 1A. “Risk Factors” for more information.

Advance Notes

In June, July and August, 2018 the Company received an aggregate of $0.9 million of proceeds from advances made to the Company (the “Advance Notes”) by four different lenders including Dr. Cameron Durrant, the Company’s Chairman and Chief Executive Officer; Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder; and Ronald Barliant, a director of the Company (collectively the “Lenders”). The Advance Notes accrued interest at a rate of 7% per year, compounded annually.

In accordance with their terms, on May 30, 2019, in connection with the Company’s announcement of the Collaboration Agreement with Kite, the lenders converted the amounts due under the Advance Notes into the Company’s common stock at the conversion price of $0.45 per share. The Company issued a total of 2,179,622 shares of common stock in connection with the conversion.

2018 Convertible Notes

Commencing September 19, 2018, the Company delivered a series of convertible promissory notes (the “2018 Notes”) evidencing an aggregate of $2.5 million of loans made to the Company by six different lenders, including an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder. The 2018 Notes bear interest at a rate of 7% per annum and will mature on the earliest of (i) twenty-four months from the date the 2018 Notes were signed, (ii) the occurrence of any customary event of default, or (iii) the certain liquidation events including any dissolution or winding up of the Company or merger or sale by the Company of all or substantially all of its assets (in any case, a “Liquidation Event”). The Company used the proceeds from the 2018 Notes for working capital.

The 2018 Notes are convertible into equity securities in the Company in three different scenarios:

If the Company sells its equity securities on or before the date of repayment of the 2018 Notes in any financing transaction that results in gross proceeds to the Company of at least $10 million (a “Qualified Financing”), the 2018 Notes will be converted into either (i) such equity securities as the noteholder would acquire if the principal and accrued but unpaid interest thereon (the “Conversion Amount”) were invested directly in the financing on the same terms and conditions as given to the financing investors in the Qualified Financing, or (ii) common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

If the Company sells its equity securities on or before the date of repayment of the 2018 Notes in any financing transaction that results in gross proceeds to the Company of less than $10 million (a “Non-Qualified Financing”), the noteholders may convert their remaining 2018 Notes into either (i) such equity securities as the noteholder would acquire if the Conversion Amount were invested directly in the financing on the same terms and conditions as given to the financing investors in the Non-Qualified Financing, or (ii) common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

The 2018 Notes may convert in the event the Company enters into or publicly announces its intention to consummate a Liquidation Event. Immediately prior to the completion of any such Liquidation Event, in lieu of receiving payment in cash, noteholders may convert the Conversion Amount into common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

2019 Convertible Notes

Commencing on April 23, 2019, the Company delivered a series of convertible promissory notes (the “2019 Notes”) evidencing an aggregate of $1.3 million of loans made to the Company.

The 2019 Notes bear interest at a rate of 7.5% per annum and will mature on the earliest of (i) twenty-four months from the date the 2019 Notes are signed (the “Stated Maturity Date”), (ii) the occurrence of any customary event of default, or (iii) the certain liquidation events including any dissolution or winding up of the Company or merger or sale by the Company of all or substantially all of its assets (in any case, a “Liquidation Event”). The Company used the proceeds from the 2019 Notes for working capital.

The 2019 Notes are convertible into equity securities in the Company in four different scenarios:

If the Company sells its equity securities on or before the Stated Maturity Date in any financing transaction that results in gross proceeds to the Company of at least $10.0 million (a “Qualified Financing”) or the Company consummates a reverse merger or similar transaction, the 2019 Notes will be converted into either (i) (a) in the case of a Qualified Financing, such equity securities as the noteholder would acquire if the principal and accrued but unpaid interest thereon together with such additional amount of interest as would have been paid on the 2019 Notes if held to the Stated Maturity Date (the “Conversion Amount”) were invested directly in the financing on the same terms and conditions (including price) as given to the financing investors in the Qualified Financing or (b) in the case of a reverse merger, common stock at the same price per share paid by the buyer in such transaction (which in a stock for stock transaction, shall be based on the price per share used by the parties for purposes of setting the applicable exchange ration), or (ii) common stock at a conversion price equal to $1.25 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the 2019 Notes).

If the Company sells its equity securities on or before the date of repayment of the 2019 Notes in any financing transaction that results in gross proceeds to the Company of less than $ 10.0 million (a “Non-Qualified Financing”), the noteholders may convert their remaining Convertible Notes into either (i) such equity securities as the noteholder would acquire if the Conversion Amount were invested directly in the financing on the same terms and conditions (including price) as given to the financing investors in the Non-Qualified Financing, or (ii) common stock at a conversion price equal to $1.25 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the 2019 Notes).

The 2019 Notes may convert in the event the Company enters into or publicly announces its intention to consummate a Liquidation Event. Immediately prior to the completion of any such Liquidation Event, in lieu of receiving payment in cash, noteholders may convert the Conversion Amount into common stock at a conversion price equal to $1.25 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the 2019 Notes).

In addition, upon the six-month anniversary of the date the 2019 Notes are signed or such earlier time as the Company publicly announces that it has entered into a definitive arrangement with an unaffiliated third party (a “Strategic Partner”) pursuant to which, among other things, such Strategic Partner may agree to collaborate with the Company in conducting a clinical study to assess the efficacy of the Company’s lenzilumab monoclonal antibody in reducing adverse effects from neurotoxicity and cytokine release syndrome when used as a companion therapy in certain CAR-T cell therapies, noteholders may convert any portion of the outstanding principal amount of the 2019 Notes, together with (a) any unpaid and accrued interest on such principal amount to the date the noteholder’s notice of the noteholder’s intention to convert is received by the Company (the “Notice Date”), and (b) such additional amount of interest as would have been paid on such principal amount from the Notice Date to the Stated Maturity Date, into common stock at a conversion price equal to $1.25 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the 2019 Notes). The Company’s announcement of the Collaboration Agreement with Kite satisfied this requirement and accordingly, the 2019 Notes are convertible into common stock on the above terms.

The Advance Notes, the 2018 Notes and the 2019 Notes have an optional voluntary conversion feature in which the holder could convert the notes in the Company’s common stock at maturity at a conversion rate of $0.45 per share for the Advance Notes and the 2018 Notes and at a conversion rate of $1.25 for the 2019 Notes. The intrinsic value of this beneficial conversion feature was $1.8 million upon the issuance of the Advance Notes, the 2018 Notes and the 2019 Notes and was recorded as additional paid-in capital and as a debt discount which is accreted to interest expense over the term of the Advance Notes and Notes. Interest expense includes debt discount amortization of $0.2 million and $0.6 million for the three and nine month periods ended September 30, 2019.

The Company evaluated the embedded features within the Advance Notes, the 2018 Notes and the 2019 Notes to determine if the embedded features are required to be bifurcated and recognized as derivative instruments. The Company determined that the Advance Notes, the 2018 Notes and the 2019 Notes contain contingent beneficial conversion features (“CBCF”) that allow or require the holder to convert the Advance Notes, the 2018 Notes and the 2019 Notes, as applicable, to Company common stock at a conversion rate of $0.45 per share for the Advance Notes and the 2018 Notes and $1.25 for the 2019 Notes, but did not contain embedded features requiring bifurcation and recognition as derivative instruments. Upon the occurrence of a CBCF that results in conversion of the Advance Notes, the 2018 Notes or the 2019 Notes to Company common stock, the remaining unamortized discount will be charged to interest expense. Upon conversion of the Advance Notes on May 30, 2019, the remaining unamortized discount was charged to interest expense. The remaining debt discount will be amortized over 12 and 19 months for the 2018 Notes and the 2019 Notes, respectively.

2019 Bridge Notes

On June 28, 2019, the Company issued three short-term, secured bridge notes (the “2019 Bridge Notes”) evidencing an aggregate of $1.7 million of loans made to the Company by three parties: Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder, lent $750,000; Nomis Bay LTD, the Company’s second largest stockholder, lent $750,000; and Cameron Durrant, M.D., MBA, the Company’s Chief Executive Officer and Chairman of the Board of Directors, lent $200,000. The proceeds from the 2019 Bridge Notes were used to satisfy a portion of the unsecured obligations incurred in connection with the Company’s emergence from bankruptcy in 2016 and for working capital and general corporate purposes. Of the $1.7 million in proceeds received, $950,000 was received on June 28, 2019 and was recorded as Advance notes in the Condensed Consolidated Balance Sheet as of June 30, 2019. The remaining proceeds of $750,000 were received July 1, 2019 and recorded accordingly.

The 2019 Bridge Notes bear interest at a rate of 7.0% per annum and had an original maturity date of October 1, 2019. On October 8, 2019, the Company and the lenders agreed to extend the maturity date of the 2019 Bridge Notes from October 1, 2019 until December 31, 2019 and to waive any prior default up to and including the date of the amendment. No other changes to the terms of the 2019 Bridge Notes were made in connection with the extension of the maturity date. The 2019 Bridge Notes may become due and payable at such earlier time as the Company raises more than $3,000,000 in a bona fide financing transaction or upon a change in control. The 2019 Bridge Notes are secured by liens of substantially all of the Company’s assets.

Upon an event of default, which events include, but are not limited to, (1) the Company failing to timely pay any monetary obligation under the 2019 Bridge Notes; (2) the Company failing to pay its debts generally as they become due and (3) the Company commencing any proceeding relating to the Company under any bankruptcy reorganization, arrangement, insolvency, readjustment of debt, dissolution or liquidation or similar laws of any jurisdiction now or hereafter in effect, the interest payable on the 2019 Bridge Notes increases to 10.0% per annum. Further, upon certain events of default, all payments and obligations due and owed under the 2019 Bridge Notes shall immediately become due and payable without demand and without notice to the Company.

7. Debt

Notes Payable to Vendors

On June 30, 2016, the Company issued promissory notes in an aggregate principal amount of approximately $1.2 million to certain claimants in accordance with the Plan. The notes are unsecured, bear interest at 10% per annum and are due and payable in full, including principal and accrued interest on June 30, 2019. As of December 31, 2018 and 2017, the Company has accrued $0.3 million and $0.2 million in interest related to these promissory notes, respectively.

Term Loans

Term Loans consisted of the following at December 31, 2017:

	Original Principal Amount	Accrued Interest	Loan Balance	Fees	Balance Due
December 2016 Loan	$3,315	$324	$3,639	$153	$3,792
March 2017 Loan	5,978	452	6,430	275	6,705
July 2017 Loan	5,435	249	5,684	250	5,934
Bridge Loan	1,500	6	1,506	-	1,506
Claims Advances Loan	80	1	81	-	81
Totals	$16,308	$1,032	$17,340	$678	$18,018

On December 21, 2016, the Company entered into a Credit and Security Agreement, as amended on March 21, 2017 and on July 8, 2017 (as amended, the “Credit Agreement”), with Black Horse Capital Master Fund Ltd. (“BHCMF”) as administrative agent and lender, and lenders Black Horse Capital LP (“BHC”), Cheval Holdings, Ltd. (“Cheval”) and Nomis Bay, Ltd. (“Nomis Bay”) (collectively the “Lenders”). The Credit Agreement provided for the December 2016 Loan, the March 2017 Loan and the July 2017 Loan (the “Term Loans”).

In accordance with the terms of the Credit Agreement, the Company used the proceeds of the Credit Agreement for general working capital, the payment of certain fees and expenses owed to BHCMF and the Lenders and other costs incurred in the ordinary course of business. Dr. Chappell, one of the Company’s former directors, is an affiliate of each of BHCMF, BHC and Cheval.

The Term Loans bore interest at 9% and were subject to certain customary representations, warranties and covenants, as set forth in the Credit Agreement.

On December 1, 2017, the Term Loans matured and began bearing interest at the default rate of 14%. The Company’s obligations under the Credit Agreement are secured by a first priority interest in all of the Company’s real and personal property, subject only to certain carve outs and permitted liens, as set forth in the agreement.

On December 21, 2017, the Company obtained a $1.5 million bridge loan (the "Bridge Loan") from Cheval. The Bridge Loan bears interest at 14% and is treated as a secured loan under the Credit Agreement.

On February 27, 2018, the Term Loans and the Bridge Loan along with all related fees and accrued interest, were extinguished in connection with the restructuring transactions described in Note 10.

Advance Notes

In June, July and August, 2018, the Company received an aggregate of $0.9 million of proceeds from advances made to the Company (the “Advance Notes”) by four different lenders including Dr. Cameron Durrant, the Company’s Chairman and Chief Executive Officer; Cheval, an affiliate of BHC, the Company’s controlling stockholder; Ronald Barliant, a director of the Company; and an unrelated third party (collectively the “Advance Note Lenders”). The Advance Notes accrue interest at a rate of 7% per annum, compounded annually.

The intention of the parties is that the amounts due under the Advance Notes will be converted automatically into the same type and class of securities as may be sold by the Company in a future financing transaction with an aggregate sales price of at least $5 million (a “Qualifying Financing”).

The Advance Notes generally are not convertible at the option of the Advance Note Lenders into the Company’s common stock until June 21, 2019 (the “Expiration Date”); however, if prior to completing a Qualifying Financing, the Company experiences a change of control or makes a public announcement that it has entered into a collaboration arrangement with a strategic partner relating to clinical studies of lenzilumab in connection with certain CAR-T therapies in a transaction that would not otherwise constitute a Qualifying Financing, the Advance Note Lenders may elect to convert the amounts due under the Advance Notes into the Company’s common stock at a conversion price of $0.45 per share. Additionally, if neither a Qualifying Financing nor a change of control has occurred by the Expiration Date, then at any time from and after the Expiration Date the Advance Note Lenders may, at their option, convert the Advance Notes, plus any accrued and unpaid interest, into a number of shares of the Company’s common stock at the lesser of (i) the volume weighted average sales price per share over the 20 most recent trading days prior to the conversion or (ii) $0.45 per share.

Convertible Notes

Commencing September 19, 2018, the Company delivered a series of convertible promissory notes (the “Notes”) evidencing an aggregate of $2.5 million of loans made to the Company by six different lenders, including an affiliate of BHC. The Notes bear interest at a rate of 7% per annum and will mature on the earliest of (i) twenty-four months from the date the Notes are signed, (ii) the occurrence of any customary event of default, or (iii) the certain liquidation events including any dissolution or winding up of the Company or merger or sale by the Company of all or substantially all of its assets (in any case, a “Liquidation Event”). The Company plans to use the proceeds from the Notes for working capital.

The Notes are convertible into equity securities in the Company in three different scenarios:

If the Company sells its equity securities on or before the date of repayment of the Notes in any financing transaction that results in gross proceeds to the Company of at least $10 million (a “Qualified Financing”), the Notes will be converted into either (i) such equity securities as the noteholder would acquire if the principal and accrued but unpaid interest thereon (the “Conversion Amount”) were invested directly in the financing on the same terms and conditions as given to the financing investors in the Qualified Financing, or (ii) common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

If the Company sells its equity securities on or before the date of repayment of the Notes in any financing transaction that results in gross proceeds to the Company of less than $10 million (a “Non-Qualified Financing”), the noteholders may elect to convert their remaining Notes into either (i) such equity securities as the noteholder would acquire if the Conversion Amount were invested directly in the financing on the same terms and conditions as given to the financing investors in the Non-Qualified Financing, or (ii) common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

The Notes may convert in the event the Company enters into or publicly announces its intention to consummate a Liquidation Event. Immediately prior to the completion of any such Liquidation Event, in lieu of receiving payment in cash, noteholders may convert the Conversion Amount into common stock at a conversion price equal to $0.45 per share (subject to ratable adjustment for any stock split, stock dividend, stock combination or other recapitalization occurring subsequent to the date of the Notes).

The Advance Notes and Notes have an optional voluntary conversion feature in which the holder could convert the notes in the Company’s common stock at maturity at a conversion rate of $0.45 per share. The intrinsic value of this beneficial conversion feature was $1.7 million upon the issuance of the Advance Notes and Notes and was recorded as additional paid-in capital and as a debt discount which is accreted to interest expense over the term of the Advance Notes and Notes. Interest expense includes debt discount amortization of $0.3 million for the year ended December 31, 2018.

The Company evaluated the embedded features within the Advance Notes and Notes to determine if the embedded features are required to be bifurcated and recognized as derivative instruments. The Company determined that the Advance Notes and the Notes contain contingent beneficial conversion features (“CBCF”) that allow or require the holder to convert the Advance Notes and Notes to Company common stock at a conversion rate of $0.45 per share, but did not contain embedded features requiring bifurcation and recognition as derivative instruments. Upon the occurrence of a CBCF that results in conversion of the Advance Notes or Notes to Company common stock, the remaining unamortized discount will be charged to interest expense.